Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.98%
Communication services: 2.37%
Interactive media & services: 2.37%
Bumble Incorporated Class A †	17,942	$ 505,067
Eventbrite Incorporated Class A †	43,387	445,584
		950,651
Consumer discretionary: 8.63%
Auto components: 2.03%
Dana Incorporated	29,702	417,907
Gentherm Incorporated †	6,330	395,055
		812,962
Diversified consumer services: 0.81%
Service Corporation International	4,697	324,657
Hotels, restaurants & leisure: 2.14%
Jack In The Box Incorporated	6,925	388,216
Planet Fitness Incorporated Class A †	6,885	468,249
		856,465
Internet & direct marketing retail: 1.36%
Revolve Group Incorporated †	16,481	427,023
The RealReal Incorporated †	46,404	115,546
		542,569
Specialty retail: 2.29%
Leslie's Incorporated †«	25,073	380,608
National Vision Holdings Incorporated †	19,488	535,920
		916,528
Consumer staples: 6.37%
Food products: 4.10%
Nomad Foods Limited †	33,297	665,607
The Simply Good Foods Company †	13,423	506,987
TreeHouse Foods Incorporated †	11,246	470,308
		1,642,902
Personal products: 2.27%
e.l.f. Beauty Incorporated †	23,340	716,071
The Honest Company Incorporated †	65,617	191,602
		907,673
Financials: 12.53%
Banks: 6.29%
Ameris Bancorp	10,458	420,202
Pinnacle Financial Partners Incorporated	6,523	471,678
United Community Bank	11,230	339,034
Veritex Holdings Incorporated	15,336	448,731
See accompanying notes to portfolio of investments

Allspring Small Cap Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
Webster Financial Corporation	13,993	$ 589,805
Wintrust Financial Corporation	3,127	250,629
		2,520,079
Capital markets: 0.78%
Raymond James Financial Incorporated	3,503	313,203
Insurance: 3.70%
Axis Capital Holdings Limited	12,998	742,056
Reinsurance Group of America Incorporated	6,290	737,754
		1,479,810
Thrifts & mortgage finance: 1.76%
Essent Group Limited	18,075	703,118
Health care: 18.25%
Biotechnology: 2.53%
Agios Pharmaceuticals Incorporated †	8,409	186,428
Atara Biotherapeutics Incorporated †	10,046	78,258
Coherus Biosciences Incorporated †	9,201	66,615
Insmed Incorporated †	11,717	231,059
Mirati Therapeutics Incorporated †	808	54,241
Neurocrine Biosciences Incorporated †	2,471	240,873
Sage Therapeutics Incorporated †	3,803	122,837
Zymeworks Incorporated †	6,421	34,031
		1,014,342
Health care equipment & supplies: 10.18%
AngioDynamics Incorporated †	27,578	533,634
Cardiovascular Systems Incorporated †	26,964	387,203
Haemonetics Corporation †	7,809	508,991
Integer Holdings Corporation †	11,290	797,751
LivaNova plc †	14,655	915,498
Neuronetics Incorporated †«	78,559	252,174
Teleflex Incorporated	1,192	293,053
ViewRay Incorporated †	145,649	385,970
		4,074,274
Health care providers & services: 1.34%
HealthEquity Incorporated †	8,736	536,303
Health care technology: 0.46%
Schrodinger Incorporated †	6,994	184,712
Life sciences tools & services: 3.74%
Azenta Incorporated	5,972	430,581
Bruker Corporation	9,144	573,877
Codexis Incorporated †	17,552	183,594
Sotera Health Company †	15,755	308,640
		1,496,692
Industrials: 18.72%
Building products: 4.81%
Armstrong World Industries Incorporated	7,637	572,470
Masonite International Corporation †	9,420	723,739
See accompanying notes to portfolio of investments

2  |  Allspring Small Cap Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Building products (continued)
Tecnoglass Incorporated «	13,924	$ 244,366
The AZEK Company Incorporated †	23,077	386,309
		1,926,884
Commercial services & supplies: 3.16%
Steelcase Incorporated Class A	49,732	533,624
Stericycle Incorporated †	16,717	733,040
		1,266,664
Construction & engineering: 1.48%
APi Group Corporation †	39,472	590,896
Electrical equipment: 2.87%
Atkore Incorporated †	9,158	760,206
Regal Rexnord Corporation	3,443	390,849
		1,151,055
Machinery: 3.07%
Albany International Corporation Class A	7,324	577,058
SPX Corporation †	12,319	650,936
		1,227,994
Road & rail: 0.95%
Ryder System Incorporated	5,345	379,816
Trading companies & distributors: 2.38%
Air Lease Corporation	18,964	633,967
Herc Holdings Incorporated	3,533	318,500
		952,467
Information technology: 17.02%
Communications equipment: 0.43%
Infinera Corporation †	32,358	173,439
Electronic equipment, instruments & components: 1.62%
Littelfuse Incorporated	2,555	649,072
IT services: 3.13%
EVO Payments Incorporated Class A †	29,962	704,706
WNS Holdings Limited ADR †	7,371	550,171
		1,254,877
Semiconductors & semiconductor equipment: 1.17%
Macom Technology Solutions Holdings Incorporated †	10,114	466,255
Software: 10.67%
8x8 Incorporated †	25,209	129,826
Benefitfocus Incorporated †	24,675	191,972
CommVault Systems Incorporated †	8,762	551,130
Instructure Holdings Incorporated †«	29,566	671,148
New Relic Incorporated †	4,476	224,024
Pagerduty Incorporated †	23,785	589,392
Q2 Holdings Incorporated †	8,002	308,637
Riskified Limited Class A †«	14,893	66,125
SPS Commerce Incorporated †	4,077	460,905
See accompanying notes to portfolio of investments

Allspring Small Cap Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Software (continued)
WalkMe Limited †«	46,878	$ 474,874
Zendesk Incorporated †	8,139	602,855
		4,270,888
Materials: 9.73%
Chemicals: 6.73%
Ashland Global Holdings Incorporated	9,122	940,022
Olin Corporation	13,157	608,906
Quaker Chemical Corporation	4,555	681,064
Westlake Chemical Corporation	4,750	465,595
		2,695,587
Containers & packaging: 1.47%
Silgan Holdings Incorporated	14,199	587,129
Metals & mining: 1.53%
Reliance Steel & Aluminum Company	3,616	614,214
Real estate: 4.36%
Equity REITs: 4.36%
American Homes 4 Rent Class A	19,011	673,750
Apartment Income REIT Corporation	8,843	367,869
Four Corners Property Trust Incorporated	26,428	702,721
		1,744,340
Total Common stocks (Cost $41,087,242)		39,228,517

Investment companies: 1.20%
Exchange-traded funds: 1.20%
SPDR S&P Biotech ETF †«	6,480	481,270
Total Investment companies (Cost $858,502)		481,270

		Yield
Short-term investments: 6.70%
Investment companies: 6.70%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	268,142	268,142
Securities Lending Cash Investments LLC ♠∩∞		1.56	2,413,850	2,413,850
Total Short-term investments (Cost $2,681,992)				2,681,992
Total investments in securities (Cost $44,627,736)	105.88%			42,391,779
Other assets and liabilities, net	(5.88)			(2,352,857)
Total net assets	100.00%			$40,038,922

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

4  |  Allspring Small Cap Fund

Portfolio of investments—June 30, 2022 (unaudited)

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$594,684	$2,384,461	$(2,711,003)	$0	$0	$268,142	268,142	$565
Securities Lending Cash Investments LLC	1,552,990	3,687,095	(2,826,235)	0	0	2,413,850	2,413,850	3,814#
				$0	$0	$2,681,992		$4,379

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Small Cap Fund  |  5

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Allspring Small Cap Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$950,651	$0	$0	$950,651
Consumer discretionary	3,453,181	0	0	3,453,181
Consumer staples	2,550,575	0	0	2,550,575
Financials	5,016,210	0	0	5,016,210
Health care	7,306,323	0	0	7,306,323
Industrials	7,495,776	0	0	7,495,776
Information technology	6,814,531	0	0	6,814,531
Materials	3,896,930	0	0	3,896,930
Real estate	1,744,340	0	0	1,744,340
Investment companies	481,270	0	0	481,270
Short-term investments
Investment companies	2,681,992	0	0	2,681,992
Total assets	$42,391,779	$0	$0	$42,391,779
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Small Cap Fund  |  7